UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Frank Value Fund
	Portfolio of Investments
	March 31, 2005 (Unaudited)

COMMON STOCKS
Shares		Value
Accident & Health Insurance- 3.62%
422	Conseco, Inc.*	8,617

Cable & Other Pay Television Services- 2.88%
157	Liberty Media International*	6,867

Communications Equipment, NEC- 2.17%
473	Utstarcom*	5,179

Computer Communications Equipment- 2.54%
1263	Adaptec, Inc.*	6,050

Electrical Work- 2.64%
824	Quanta Services*	6,287

Electronic Components & Accessories- 3.62%
304	AVX Corporation	3,724
632	Kemet Coporation*	4,898
		8,622
Fire, Marine & Casualty Insurance- 3.19%
190	Arch Capital Group*	7,608

Household Furniture- 2.15%
368	La-Z-Boy Chair Company	5,126

Instruments For Measuring & Testing- 2.53%
761	Credence Systems*	6,020

Motor Vehicle Parts & Accessories- 2.97%
268	Superior Industries International, Inc.	7,078

Optical Instruments & Lenses- 2.41%
1,976	Meade Instruments Corp.*	5,750

Patent Owners & Lessors- 1.31%
141	4 Kids Entertainment*	3,118

Photographic Equipment & Supplies- 1.92%
2,520	Concord Camera Corporation*	4,561

Real Estate- 2.44%
183	MI Developments	5,810

Real Estate Investment Trusts- 4.80%
147	American Home Mortgage Investment Corporation	4,210
698	Highland Hospitality	7,224
		11,434
Retail-Catalog & Mail-Order Houses- 3.08%
1,249	Alloy, Inc.*	7,344

Retail-Radio, TV & Consumer Electronics- 2.55%
379	Circuit City Stores, Inc.	6,083

Retail-Eating & Drinking Places- 1.94%
515	Champps Entertainment, Inc.*	4,620

Retail-Variety Stores- 1.86%
337	99 Cents Only Stores*	4,438

Security Brokers, Dealers & Flotation Companies- 2.10%
851	Instinet Group, Inc.*	5,004

Semiconductors & Related Devices- 2.59%
364	Freescale Semiconductor*	6,170

Services-Business Services, NEC 4.67%
609	eSpeed, Inc.*	5,603
205	Viad Corp.	5,515
		11,118
Services-Computer Processing & Data Preparation- 2.58%
649	Verity, Inc.*	6,133

Services-Engineering Services- 3.29%
174	Washington Group*	7,828

Services-Home Health Care Services- 1.27%
252	National Home Health Care Corporation	3,024

Telephone & Telegraph Apparatus- 2.69%
876	Tellabs, Inc.*	6,395

Telephone Communications (No Radio Telephone)- 6.74%
352	IDT Corporation*	5,206
610	Telewest Global, Inc.*	10,852
		16,058
Transportation Services- 3.24%
345	Interactive Corp.*	7,683

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies- 3.83%
390	Adesa, Inc.	9,110

TOTAL COMMON STOCKS (Cost $188,450)- 83.63%		199,135

Money Market Funds or Cash & Cash Reserves- 16.39%
39,018	First American Treasury Obligations Fund	$39,018
	Class A 1.85%** (Cost $39,018)

TOTAL INVESTMENTS- 100.01% (Cost $227,468)		$238,153

LIABILITIES IN EXCESS OF OTHER ASSETS- (0.01)%		(30)

NET ASSETS- 100.00%		$238,123

* Non-income producing securities.
** Variable Rate Security at March 31, 2005

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS
At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $227,468 amounted to $10,685 which consisted of aggregate gross unrealized appreciation of $21,561and aggregate gross unrealized depreciation of $10,876.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

     Alfred C. Frank

     President

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

      Alfred C. Frank

      President

Date May 25, 2005

By /s/Brian J. Frank

      Brian J. Frank

      Treasurer

Date May 25, 2005